Segment information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 segment shares	Dec. 31, 2020 shares	May 29, 2020 shares
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Regeneron
Disclosure of operating segments [line items]
Non-current financial assets, number of shares (in shares) | shares	279,766	279,766,000,000	400,000